STATE FARM ASSOCIATES’ FUNDS TRUST

Supplement dated August 5, 2021 to the Prospectus dated April 1, 2021 of State Farm Associates’ Funds Trust (the “Prospectus”).

Effective August 5, 2021, the following changes are made to the Prospectus:

With respect to the State Farm Municipal Bond Fund on page 14 of the Prospectus, the paragraph that begins “Fund Management” is deleted and replaced with the following:

Fund Management

State Farm Investment Management Corp., the Manager, serves as investment adviser to the Fund and uses an individual portfolio manager to manage the Fund’s investments.

Portfolio Manager	Length of Service	Primary Title

Mike Zaroogian	Since 2016	Assistant Vice President – State Farm Investment Management Corp.; Investment Executive – State Farm Mutual Automobile Insurance Company

With respect to the discussion of Portfolio Managers on page 29 of the Prospectus, the two paragraphs following “Municipal Bond Fund” are deleted and replaced with the following:

Municipal Bond Fund

Mr. Mike Zaroogian is the portfolio manager primarily responsible for the day-to-day management of the Municipal Bond Fund. Mr. Zaroogian, Investment Executive – State Farm Mutual Automobile Insurance Company, has been associated with the Municipal Bond Fund since 2016. Over the past five years, Mr. Zaroogian has been involved in all aspects of managing tax advantaged fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including managing the portfolio of the Municipal Bond Fund.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM ASSOCIATES’ FUNDS TRUST

Supplement dated August 5, 2021 to the Statement of Additional Information dated April 1, 2021 of State Farm Associates’ Funds Trust (the “SAI”).

Effective August 5, 2021, the following changes are made to the SAI:

The information regarding Mr. Robert Reardon on page 16 of the SAI under “PORTFOLIO MANAGERS – Other Accounts Managed” is deleted.

The information regarding Mr. Robert Reardon on page 17 of the SAI under “PORTFOLIO MANAGERS – Ownership of Securities” is deleted.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.